Fees Summary	Oct. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,825,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,633.03
Total Offset Amount	0.00
Net Fee	1,633.03
Narrative - Max Aggregate Offering Price	$ 11,825,000.00
Final Prospectus	true